Propoerty Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule Of Propoerty Plant And Equipment

	December 31,
(Amounts in thousands)	2020	2019
Leasehold improvements	$6,671,107	$6,011,954
Finance lease assets	48,116	35,580
Land	—	356,473
Equipment	539,636	575,581
Furniture	869,057	726,900
Construction in progress	458,845	1,788,297

Property and equipment	8,586,761	9,494,785
Less: accumulated depreciation	(1,727,598)	(1,095,244)

Total property and equipment, net	$6,859,163	$8,399,541